INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Net operating loss carryforwards	$ 712.4	$ 131.2
Federal income taxes	$ 0.0	$ 0.0	$ 0.0